Shareholders' Deficit (Details) - $ / shares		9 Months Ended	12 Months Ended
	Feb. 25, 2021	Sep. 30, 2023	Dec. 31, 2022	Feb. 21, 2023	Dec. 31, 2021
Shareholders Shareholders’ Deficit [Line Items]
Preferred stock shares authorized		5,000,000	5,000,000		5,000,000
Preferred stock par or stated value per share (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock shares issued
Preferred stock shares outstanding
Common stock par or stated value per share (in Dollars per share)				$ 0.0001
Class A ordinary shares [Member]
Shareholders Shareholders’ Deficit [Line Items]
Common stock shares authorized		500,000,000	500,000,000		500,000,000
Common stock par or stated value per share (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, conversion basis	Each Unit consists of one Class A ordinary share and one-fourth of one redeemable	one vote for each share	one vote for each share
Common stock shares outstanding		25,335,163	57,500,000		57,500,000
Common stock shares issued		25,335,163	57,500,000		57,500,000
Class A ordinary shares [Member] | Founder Shares [Member]
Shareholders Shareholders’ Deficit [Line Items]
Common stock, threshold percentage on conversion of shares		20.00%	20.00%
Class B ordinary shares [Member]
Shareholders Shareholders’ Deficit [Line Items]
Common stock shares authorized		50,000,000	50,000,000		50,000,000
Common stock par or stated value per share (in Dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares outstanding		14,375,000	14,375,000		14,375,000
Common stock shares issued		14,375,000	14,375,000		14,375,000